Exhibit 99.1

Nissan Auto Receivables 17-A

Collection Period	30-Nov-17	30/360 Days	30	Collection Period Start	1-Nov-17
Distribution Date	15-Dec-17	Actual/360 Days	30	Collection Period End	30-Nov-17
				Prior Month Settlement Date	15-Nov-17
				Current Month Settlement Date	15-Dec-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,112,068,200.74	854,409,783.33	824,726,555.69	0.791737
Yield Supplement Overcollaterization		70,401,532.33	47,482,551.40	45,040,872.90
Total Adjusted Pool Balance		1,041,666,668.41	806,927,231.93	779,685,682.79
Total Adjusted Securities		1,041,666,668.41	806,927,231.93	779,685,682.79	0.748498
Class A-1 Notes	1.00000%	233,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.47000%	266,000,000.00	264,662,745.37	243,719,820.30	0.916240
Class A-2b Notes	1.31028%	80,000,000.00	79,597,818.15	73,299,194.08	0.916240
Class A-3 Notes	1.74000%	332,000,000.00	332,000,000.00	332,000,000.00	1.000000
Class A-4 Notes	2.11000%	89,000,000.00	89,000,000.00	89,000,000.00	1.000000
Certificates	0.00000%	41,666,668.41	41,666,668.41	41,666,668.41	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	20,942,925.06	324,211.86	78.7328010	1.2188416
Class A-2b Notes	6,298,624.08	86,912.86	78.7328010	1.0864108
Class A-3 Notes	0.00	481,400.00	—	1.4500000
Class A-4 Notes	0.00	156,491.67	—	1.7583334
Certificates	0.00	0.00	—	—
Total Securities	27,241,549.14	1,049,016.39

Nissan Auto Receivables 17-A

I. COLLECTIONS

Interest:
Interest Collections	1,413,564.28
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	1,413,564.28
Principal:
Principal Collections	28,789,741.96
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	28,789,741.96
Recoveries of Defaulted Receivables	539,254.61

Total Collections	30,742,560.85

Nissan Auto Receivables 17-A

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance—Beginning of Period	45,452	806,927,231.93
Total Principal Payment		27,241,549.14

	44,767	779,685,682.79

III. DISTRIBUTIONS

Total Collections		30,742,560.85
Reserve Account Draw		0.00
Total Available for Distribution		30,742,560.85
1. Reimbursement of Advance		0.00
2. Servicing Fee:
Servicing Fee Due		712,008.15
Servicing Fee Paid		712,008.15
Servicing Fee Shortfall		0.00

Nissan Auto Receivables 17-A

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	324,211.86
Class A-2a Notes Monthly Interest Paid	324,211.86
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	86,912.86
Class A-2b Notes Monthly Interest Paid	86,912.86
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	481,400.00
Class A-3 Notes Monthly Interest Paid	481,400.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 17-A

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	156,491.67
Class A-4 Notes Monthly Interest Paid	156,491.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	1,049,016.39
Total Note Monthly Interest Paid	1,049,016.39
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	28,981,536.31
4. Total Monthly Principal Paid on the Notes	27,241,549.14
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	27,241,549.14
Change in Total Noteholders’ Principal Carryover Shortfall	0.00

Nissan Auto Receivables 17-A

5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	1,739,987.17
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Certificateholder	1,739,987.17
V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,604,166.67
Required Reserve Account Amount	2,604,166.68
Beginning Reserve Account Balance	2,604,166.68
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,604,166.68
Required Reserve Account Amount for Next Period	2,604,166.68

Nissan Auto Receivables 17-A

VI. POOL STATISTICS

Weighted Average Coupon		2.02%
Weighted Average Remaining Maturity		45.91

	Amount	Number
Principal on Defaulted Receivables	893,485.68	46
Principal Recoveries of Defaulted Receivables	539,254.61

Monthly Net Losses	354,231.07
Pool Balance at Beginning of Collection Period	854,409,783.33
Net Loss Ratio for Third Preceding Collection Period	0.80%
Net Loss Ratio for Second Preceding Collection Period	0.36%
Net Loss Ratio for Preceding Collection Period	1.10%
Net Loss Ratio for Current Collection Period	0.50%
Four-Month Average Net Loss Ratio	0.69%
Cumulative Net Losses for all Periods	3,970,656.62

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	4,003,219.23	210	0.49%
61-90 Days Delinquent	1,154,612.07	58	0.14%
91-120 Days Delinquent	289,215.81	18	0.04%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	5,447,047.11	286	0.66%

Nissan Auto Receivables 17-A

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.15%	0.13%
Delinquency Ratio for Second Preceding Collection Period	0.18%	0.16%
Delinquency Ratio for Preceding Collection Period	0.16%	0.16%
Delinquency Ratio for Current Collection Period	0.18%	0.17%
Four-Month Average Delinquency Ratio	0.16%	0.16%
60 Day Delinquent Receivables	1,471,821.04
Delinquency Percentage	0.18%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

Nissan Auto Receivables 17-A

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO